Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Net Loss Per Share	Basic and diluted losses per ordinary share for the years ended December 31, 2023, 2022 and 2021 are calculated as follow. Upon the completion of Merger Transaction (see Note 2), the basic and diluted weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted was retrospectively adjusted to reflect the share split for the years ended December 31, 2023, 2022 and 2021, respectively.
	As of and for the year ended December 31,
	2023	2022	2021
Numerator:
Net loss attributable to shareholders of the Company	(876,250,383)	(742,645,232)	(381,721,019)

Denominator:
Basic and diluted weighted average number of ordinary shares	154,188,667	128,096,505	121,582,945

Basic and diluted loss per ordinary share (in RMB)	(5.68)	(5.80)	(3.14)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	The following securities were excluded from the computation of diluted net loss per share because their effective would have been anti-dilutive or for which the contingent condition had not been met at the end of the period:
	For the Years Ended December 31,
	2023	2022	2021

Warrants	-	22,900,000	-
Earn-out Shares	14,000,000	14,000,000	-
Original Option Units	8,274,240	8,217,559	7,850,915
Additional Option Units	326,860	374,334	270,527
RSU	3,242,133	1,738,338	1,738,338
Liability-settled share-based payment to non-employee	200,000	200,000	-
Convertible notes	7,156,541	6,752,041	6,752,041